INFORMATION ABOUT COMPONENTS OF CONSOLIDATED STATEMENTS OF FINANCIAL POSITION - Property, plant and equipment (Details) - USD ($)	Jun. 30, 2020	Jun. 30, 2019	Jun. 30, 2018	Jun. 30, 2017
Property, plant and equipment
Property, plant and equipment	$ 41,515,106	$ 43,834,548	$ 40,177,146
Gross carrying amount
Property, plant and equipment
Property, plant and equipment	54,527,392	57,059,972	44,764,394	$ 48,520,889
Accumulated Depreciation / Amortization
Property, plant and equipment
Property, plant and equipment	$ (13,012,286)	$ (13,225,424)	$ (4,587,248)	$ (2,302,014)